Note 6 - Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Notes to Financial Statements
Revenue from Contract with Customer [Text Block]

Note 5. Revenue

e-Commerce revenue:

The Company recognizes revenue from satellite services when earned, as services are rendered or delivered to customers. Equipment sales revenue is recognized when the equipment is delivered to and accepted by the customer. Only equipment sales are subject to warranty. Historically, the Company has not incurred significant expenses for warranties. Equipment sales which have been prepaid, before the goods are shipped are recorded as contract liabilities and once shipped and accepted by the customer is recognized as revenue. The Company also records as contract liabilities, certain annual plans for airtime, which are paid in advance. Once airtime services are incurred, they are recognized as revenue. Unbilled revenue is recognized for airtime plans whereby the customer is invoiced for its data usage the following month after services are incurred.

Healthcare revenue:

The Company recognizes pharmacy revenue and 340B contract revenue from dispensing prescription drugs at the time the drugs are physically delivered to a customer or when a customer picks up their prescription or purchases merchandise at the store, which is the point in time when control transfers to the customer. Each prescription claim is considered an arrangement with the customer and is a separate performance obligation. Payments are received directly from the customer at the point of sale, or the customers’ insurance provider is billed electronically. For third-party medical insurance and other claims, authorization is obtained to ensure payment from the customer’s insurance provider before the medication is dispensed to the customer. Authorization is obtained for these sales electronically and a corresponding authorization number is issued by the customers’ insurance provider.

The Company accrues an estimate of pharmacy benefit manager (“PBM”) fees, including direct and indirect remuneration (“DIR”) fees, which are assessed or expected to be assessed by payers at some point after adjudication of a claim, as a reduction of revenue at the time revenue is recognized. Changes in the estimate of such fees are recorded as an adjustment to revenue when the change becomes known.

The Company recognizes COVID-19 testing revenue when the tests are performed and results are delivered to the customer. Each test is considered an arrangement with the customer and is a separate performance obligation. Payment is generally received in advance from the customer.

        The following table disaggregates net revenues by categories (in thousands):

	Three Months Ended March 31,
	2024	2023
Sales of products, net:
Pharmacy prescription and other revenue, net of PBM fees	$11,324	$—
e-Commerce revenue	2,865	2,876
Sub total	14,189	2,876
Revenues from services:
Pharmacy 340B contract revenue	3,304	—

Revenues, net	$17,493	$2,876

Note 6. Revenue

e-Commerce revenue:

The Company recognizes revenue from satellite services when earned, as services are rendered or delivered to customers. Equipment sales revenue is recognized when the equipment is delivered to and accepted by the customer. Only equipment sales are subject to warranty. Historically, the Company has not incurred significant expenses for warranties. Equipment sales which have been prepaid, before the goods are shipped are recorded as contract liabilities and once shipped and accepted by the customer is recognized as revenue. The Company also records as contract liabilities, certain annual plans for airtime, which are paid in advance. Once airtime services are incurred, they are recognized as revenue. Unbilled revenue is recognized for airtime plans whereby the customer is invoiced for its data usage the following month after services are incurred.

Healthcare revenue:

The Company recognizes pharmacy revenue and 340B contract revenue from dispensing prescription drugs at the time the drugs are physically delivered to a customer or when a customer picks up their prescription or purchases merchandise at the store, which is the point in time when control transfers to the customer. Each prescription claim is considered an arrangement with the customer and is a separate performance obligation. Payments are received directly from the customer at the point of sale, or the customers’ insurance provider is billed electronically. For third-party medical insurance and other claims, authorization is obtained to ensure payment from the customer’s insurance provider before the medication is dispensed to the customer. Authorization is obtained for these sales electronically and a corresponding authorization number is issued by the customers’ insurance provider.

The Company accrues an estimate of pharmacy benefit manager (“PBM”) fees, including direct and indirect remuneration (“DIR”) fees, which are assessed or expected to be assessed by payers at some point after adjudication of a claim, as a reduction of revenue at the time revenue is recognized. Changes in the estimate of such fees are recorded as an adjustment to revenue when the change becomes known.

The Company recognizes COVID-19 testing revenue when the tests are performed and results are delivered to the customer. Each test is considered an arrangement with the customer and is a separate performance obligation. Payment is generally received in advance from the customer.

      The following table disaggregates net revenues by categories (in thousands):

	For the Twelve Months Ended December 31, 2023
	e-Commerce Operations	Healthcare Operations	Total
Sales of products, net
Prescription revenue, net of PBM fees	$—	$21,412	$21,412
e-Commerce revenue	10,977	—	10,977
Subtotal	10,977	21,412	32,389
Revenues from services:
Pharmacy 340B contract revenue	—	5,367	5,367
Revenues, net	$10,977	$26,779	$37,756

	For the Twelve Months Ended December 31, 2022
	e-Commerce Operations	Healthcare Operations	Total
Sales of products, net
Prescription revenue, net of PBM fees	$—	$—	$—
e-Commerce revenue	11,710	—	11,710
Subtotal	11,710	—	11,710
Revenues from services:
Pharmacy 340B contract revenue	—	—	—
Revenues, net	$11,710	$—	$11,710